Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net
Property and equipment, net consisted of:

	As of December 31,
	2014	2013
Land	$51	$56
Buildings and leasehold improvements	565	549
Capitalized software	485	494
Furniture, fixtures and equipment	392	374
Projects in process	82	64
Buses and support vehicles	78	74
	1,653	1,611
Less: Accumulated depreciation and amortization	(1,015)	(997)
Property and equipment, net	$638	$614